Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 99.5%
Battery Park City Authority
Series 2019D-1 , RB , VRDN,   ( TD Bank NA
SBPA ), 2.78% , 12/02/25
(a)
.......... USD 5,000 $ 5,000,000
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,149,505
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,168,348
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,071,399
Series 2019B , RB , 5.00% , 11/01/39 ..... 715 763,680
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,063,474
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,343,640
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,464,478
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,073,426
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,377,335
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,035,204
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,014,228
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,751,534
Series 2021A , RB , 4.00% , 07/01/51 ..... 1,675 1,546,441
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,050,611
City of New York
Series 2025G, Sub-Series G-2 , GO ,
VRDN,   ( Bank of America NA SBPA ),
2.85% , 12/02/25
(a)
............... 2,600 2,600,000
Series 2016A-5 , GO , VRDN,   ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 12/02/25
(a)
1,300 1,300,000
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,031,874
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 2,945 3,062,425
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,500 1,577,249
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 825 873,445
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,842,731
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,000 1,058,722
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,163,936
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,000 2,159,289
Series 2025A , GO , 5.00% , 08/01/29 ..... 935 1,009,468
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,000 2,159,289
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,619,467
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,340 1,448,995
Series 2026D , GO , 5.00% , 10/01/30
(b)
.... 1,000 1,103,158
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/31 ................ 4,000 4,436,841
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,614,859
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 1,250 1,374,838
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ 1,000 1,119,526
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,120,973
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/32 ................ 3,090 3,102,965
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 1,000 1,132,799
Series 2025F , GO , 5.00% , 08/01/32 ..... 2,500 2,831,999
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 855,227
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,573,603
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 1,500 1,519,111
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 575,611
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,064,883
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,870 2,159,132
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/35 ................ 2,000 2,314,700
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 5 5,007
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,243,723
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 524,514
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ USD 265 $ 251,525
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/37 ................ 500 505,310
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 1,009,655
Series 2018F-1 , GO , 3.38% , 04/01/38 .... 440 430,499
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,600,466
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,320 1,368,805
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,178,477
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 898,889
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 395,462
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 833,353
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,249,179
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 984,849
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 252,431
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,059,949
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,187,524
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,610,323
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/44
(b)
............... 1,000 1,063,827
Series 2026D , GO , 5.00% , 10/01/44 ..... 890 945,299
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 507,798
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 479,128
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,116,176
Series 2026D , GO , 5.25% , 10/01/47 ..... 1,000 1,066,491
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/48 ................ 3,500 3,654,547
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 549,311
Series 2026A, Sub-Series A-1 , GO ,
5.50% , 08/01/50 ................ 500 539,843
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ 2,000 2,098,040
Series 2026D , GO , 5.25% , 10/01/51 ..... 1,500 1,580,882
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,426,942
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,090,081
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,111,729
City of Yonkers
Series 2019A , GO , 5.00% , 05/01/33 ( BAM ) 280 304,295
Series 2019A , GO , 4.00% , 05/01/37 ( BAM ) 2,000 2,055,818
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 125 125,579
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 253,386
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,252,773
County of Nassau
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,020,558
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,109,957
Series 2018B , GO , 5.00% , 07/01/33 ..... 1,000 1,053,270
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,235,567
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,577,623
Series 2025A , GO , 4.00% , 04/01/43 ..... 1,500 1,471,802
Series 2019B , GO , 5.00% , 04/01/49 ..... 1,000 1,033,457
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,841,689
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 99,086
County of Suffolk
Series A , GO , 5.00% , 02/01/26 ( AGM ) ... 1,000 1,004,200
Series 2025A , GO , 5.00% , 11/01/26
(b)
.... 1,000 1,022,581
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,023,759
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,766,601
Series 2025A , GO , 4.00% , 11/01/39
(b)
.... 1,000 1,047,503
County of Westchester
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,051,915
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,026,954

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A , GO , 5.00% , 10/15/28 ..... USD 1,000 $ 1,074,789
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,149,577
Series 2021A , GO , 2.00% , 10/15/34 ..... 1,500 1,312,972
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,142,123
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,058,409
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 760,797
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 1,020,786
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/27 ..... 155 156,115
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 294,253
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,709,545
Series 2016A , RB , 5.00% , 03/15/31 ..... 2,810 2,826,590
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,443,637
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 636,405
Series 2017A , RB , 5.00% , 03/15/32 ..... 1,770 1,820,489
Series 2017A , RB , 5.00% , 03/15/33 ..... 635 652,641
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,740,372
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 200,960
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 1,017,873
Series 2021A , RB , 4.00% , 03/15/38 ..... 3,285 3,336,207
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,148,682
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 1,010,311
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 514,319
Series 2020E , RB , 3.00% , 03/15/40 ..... 500 442,831
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 1,003,323
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,354,336
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,031,444
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,576,574
Series 2021A , RB , 3.00% , 03/15/50 ..... 1,000 740,223
Series 2023A , RB , 4.00% , 03/15/50 ..... 365 338,915
Series 2023A , RB , 4.00% , 03/15/51 ..... 1,500 1,386,373
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,558,959
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,500 4,680,013
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,595,429
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,067,408
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 459,277
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 133,980
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,401,648
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 350 353,527
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 517,223
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,078,831
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 1,750 1,759,741
Series 2017A , RB , 5.00% , 02/15/29 ..... 2,400 2,467,674
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,100 1,131,161
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,770 4,905,934
Series 2017A , RB , 5.00% , 02/15/33 ..... 500 513,585
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,716,264
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,435,596
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,944,032
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,304,303
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 511,077
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 204,172
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,763,258
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 657,562
Series 2017A , RB , 4.00% , 02/15/47 ..... 1,200 1,130,178
Long Island Power Authority
Series 2023D , RB , VRDN,   ( Barclays Bank
plc LOC ), 2.75% , 12/09/25
(a)
........ 5,000 5,000,000
Series 2021B , RB , VRDN,   1.50% , 09/01/26
(a)
80 78,952
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 101,889
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B , RB , VRDN,   5.00% , 09/01/27
(a)
USD 3,000 $ 3,069,763
Series 2025B , RB , VRDN,   3.00% , 09/01/28
(a)
930 921,618
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 590,686
Series 2016B , RB , 5.00% , 09/01/30 ..... 4,730 4,800,537
Series 2016B , RB , 5.00% , 09/01/31 ..... 1,355 1,375,207
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,753,230
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,465 1,555,531
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,604,735
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,236,713
Series 2019A , RB , 3.00% , 09/01/36 ..... 2,310 2,239,959
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,033,156
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 1,021,923
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,486,667
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 504,150
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,569,236
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,248,423
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 742,796
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,092,765
Series 2025 , RB , 5.25% , 09/01/50 ...... 2,000 2,142,299
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,358,352
Metropolitan Transportation Authority
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 718,598
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 766,108
Series 2006B , RB , 5.25% , 11/15/26 ( AGM ) 1,000 1,023,438
Series 2017C-2 , RB , 0.00% , 11/15/27
(c)
... 1,000 942,371
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,289,659
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 200 210,912
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,070,863
Series 2025B , RB , 5.00% , 11/15/28
(b)
.... 885 942,999
Series 2017C-2 , RB , 0.00% , 11/15/29
(c)
... 2,000 1,768,251
Series 2025B , RB , 5.00% , 11/15/29
(b)
.... 1,000 1,084,090
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,045 2,156,719
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,102,799
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 510,077
Series 2025A , RB , 5.00% , 11/15/32 ..... 2,000 2,261,153
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,709,100
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,255,171
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 2,010,827
Series 2025A , RB , 5.00% , 11/15/35 ..... 2,500 2,858,818
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 349,373
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 507,616
Series 2017C-2 , RB , 0.00% , 11/15/39
(c)
... 245 137,371
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 517,361
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,182,982
Series 2020A-1 , RB , 4.00% , 11/15/43 .... 1,085 1,024,907
Series 2025B , RB , 5.00% , 11/15/43 ..... 350 372,923
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,388,463
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 319,020
Series 2025A , RB , 5.00% , 11/15/47
(b)
.... 2,000 2,082,759
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,356,997
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 906,893
Series 2025A , RB , 4.63% , 11/15/50 ..... 1,000 990,015
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 2,000 2,033,208
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 1,003,696
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 889,289
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,009,680
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,028,631
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 200,371
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2008A-1 , RB , VRDN,   ( TD Bank NA
LOC ), 2.85% , 12/02/25
(a)
........... 2,015 2,015,000
Series 2016A , RB , 5.25% , 11/15/28 ..... 2,650 2,713,833
Series 2012A , RB , 0.00% , 11/15/30
(c)
.... 1,035 892,937
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,037,765

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024B-1 , RB , 5.00% , 11/15/43 .... USD 1,000 $ 1,080,225
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,037,762
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 632,766
Monroe County Industrial Development Corp.
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 114,087
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 485 501,711
Series A , RB , 5.00% , 07/01/32 ......... 280 289,618
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,578,432
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,295,114
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 1,005,736
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 905,162
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,514,828
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,000 912,419
Series 2023A , RB , 5.00% , 07/01/53 ..... 2,130 2,209,166
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 994,754
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 500 551,339
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,654,017
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 901,193
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,081,313
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,230,769
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 345,147
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 609,293
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 261,125
New York City Municipal Water Finance Authority
Series 2014AA-3 , RB , VRDN,   ( TD Bank NA
SBPA ), 2.85% , 12/02/25
(a)
.......... 100 100,000
Series 2015BB-4 , RB , VRDN,   ( Barclays
Bank plc SBPA ), 2.85% , 12/02/25
(a)
... 2,000 2,000,000
Series 2023CC , RB , VRDN,   ( Barclays Bank
plc SBPA ), 2.85% , 12/02/25
(a)
....... 100 100,000
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 505 505,984
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,700 3,790,444
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,453,505
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/31
(b)
............... 1,000 1,129,514
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 778,644
Series BB-2 , RB , 5.00% , 06/15/32 ...... 500 517,301
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 252,078
Series 2018EE , RB , 5.00% , 06/15/35 .... 1,595 1,598,109
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 560 567,984
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/36
(b)
............... 1,000 1,179,645
Series 2024BB-2 , RB , 5.00% , 06/15/36 ... 1,000 1,186,344
Series 2024, Sub-Series BB-2 , RB ,
5.00% , 06/15/36 ................ 1,100 1,266,129
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 515,063
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,033,854
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,321,351
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/39
(b)
............... 135 155,015
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 309,081
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,481,241
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 494,931
Series 2025BB , RB , 5.00% , 06/15/43 .... 2,000 2,172,576
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,721,697
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 530,908
Series 2017AA , RB , 3.00% , 06/15/46 .... 685 525,451
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,438,374
Series BB-1 , RB , 5.00% , 06/15/46 ...... 625 634,296
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,105,531
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,509,941
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 2,995 3,193,506
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025, Sub-Series AA2 , RB ,
5.00% , 06/15/48 ................ USD 1,500 $ 1,571,807
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 760,270
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,097,246
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 460,557
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 922,506
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,757,760
Series 2024, Sub-Series AA-1 , RB ,
5.25% , 06/15/53 ................ 2,000 2,114,456
Series 2025AA , RB , 4.00% , 06/15/54 .... 2,700 2,475,530
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,114,508
Series 2025BB , RB , 5.25% , 06/15/55 .... 2,000 2,122,978
Series 2026, Sub-Series AA-1 , RB ,
5.25% , 06/15/55
(b)
............... 2,000 2,128,084
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 119,274
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 195 216,479
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 528,772
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 528,772
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 503,929
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 560 561,649
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 355,699
New York City Transitional Finance Authority
Future Tax Secured
Series 2019C-4 , RB , VRDN,   ( Barclays Bank
plc SBPA ), 2.85% , 12/02/25
(a)
....... 2,725 2,725,000
Series 2019, Sub-Series B-4 , RB ,
VRDN,   ( JPMorgan Chase Bank NA
SBPA ), 2.85% , 12/02/25
(a)
.......... 9,650 9,650,000
Series C , RB , 5.00% , 11/01/26 ......... 115 117,598
Series 2021A , RB , 5.00% , 11/01/26 ..... 700 715,813
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,060 1,083,945
Series C , RB , 5.00% , 11/01/27 ......... 615 615,892
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 985 1,030,872
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 355,834
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/28 ................ 335 354,395
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,361,567
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 149,751
Series B-1 , RB , 5.00% , 11/01/28 ....... 500 501,563
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 750 752,694
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 655 706,634
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,000 3,269,771
Series B-1 , RB , 5.00% , 11/01/29 ....... 200 200,584
Series 2025E , RB , 5.00% , 11/01/29 ..... 700 762,947
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,030,773
Series 2025D , RB , 5.00% , 05/01/30 ..... 250 275,326
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,720 3,011,061
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/31 ................ 1,700 1,905,103
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 3,360 3,765,381
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,259,997
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/31
(b)
............... 1,000 1,129,999
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,457,698

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A-1 , RB , 5.00% , 05/01/32 .... USD 1,075 $ 1,084,382
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32
(b)
............... 1,500 1,713,414
Series 2025E , RB , 5.00% , 11/01/32 ..... 1,000 1,142,276
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ 2,795 3,192,661
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,032,282
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,032,282
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 1,400 1,616,541
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,309,344
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,533,182
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 500 501,474
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/34 ................ 3,120 3,639,918
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,178,194
Series B-1 , RB , 5.00% , 11/01/35 ....... 1,015 1,017,123
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,654,074
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 1,755 2,040,884
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/36 ................ 1,000 1,140,845
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,855,940
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/36
(b)
............... 1,000 1,164,141
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,026,205
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,030,109
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,049,035
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,921,270
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,082,472
Series 2025E , RB , 5.00% , 11/01/36 ..... 1,000 1,144,957
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,479,197
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,698,903
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 204,144
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,078,831
Series 2025AG, Sub-Series A-1 , RB ,
5.00% , 11/01/37 ................ 2,000 2,259,323
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 420,656
Series 2016F-3 , RB , 3.00% , 02/01/38 .... 1,490 1,323,424
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,115,321
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,005,987
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,348,108
Series 2024D, Sub-Series D-1 , RB ,
5.00% , 11/01/38 ................ 3,965 4,431,589
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 2,000 2,247,357
Series 2016E-1 , RB , 5.00% , 02/01/39 .... 500 500,631
Series 2021A , RB , 3.00% , 11/01/39 ..... 1,000 898,587
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 840 933,843
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 1,675 1,870,995
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/40
(b)
............... 1,000 1,114,110
Series 2022B, Sub-Series B-1 , RB ,
3.00% , 08/01/40 ................ 740 645,048
Series 2016F-3 , RB , 3.25% , 02/01/41 .... 1,500 1,308,830
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,739,850
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,400,478
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,402,172
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,538,030
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ 2,770 2,953,378
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 4,879,517
Series 2026B , RB , 5.00% , 05/01/43
(b)
.... 335 361,125
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018A-3 , RB , 4.00% , 08/01/43 .... USD 3,400 $ 3,299,860
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 188,477
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 1,000 1,053,874
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,628,904
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,097,963
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,013,094
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 915,572
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,607,680
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 3,958,833
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/46 ................ 3,000 3,227,519
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,561,919
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 825 767,457
Series 2025E , RB , 5.50% , 11/01/49 ..... 1,000 1,084,310
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,840,767
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 1,175 1,272,667
Series 2025E , RB , 4.13% , 11/01/53 ..... 950 884,909
Series 2025E , RB , 5.00% , 11/01/53 ..... 880 909,952
Series 2026B , RB , 5.25% , 05/01/55 ..... 1,505 1,591,776
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 250,218
Series A , RB , 0.00% , 11/15/48
(c)
........ 500 172,875
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ..... 505 517,429
Series 2022A , RB , 5.00% , 11/15/27 ..... 505 530,878
Series 2022A , RB , 5.00% , 11/15/31 ..... 1,125 1,288,603
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,303,085
Series 2023A , RB , 5.00% , 11/15/33 ..... 520 611,926
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 5,007,616
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 280,660
Series 2024A , RB , 5.00% , 11/15/42 ..... 400 440,078
Series 2024A , RB , 5.00% , 11/15/43 ..... 2,000 2,176,357
Series 2020A , RB , 4.00% , 11/15/45 ..... 2,000 1,911,029
Series 2024A , RB , 4.00% , 11/15/49 ..... 895 832,775
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,313,068
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,296,847
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 911,446
Series 2023A , RB , 5.13% , 11/15/58 ..... 620 651,436
Series 2020A , RB , 4.00% , 11/15/60 ..... 2,300 2,077,979
Series 2022A , RB , 4.00% , 11/15/61 ..... 1,000 898,880
New York State Dormitory Authority
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 670 673,285
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,074,015
Series 2019A , RB , 5.00% , 07/01/26 ..... 125 126,828
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,000 1,013,927
Series B , RB , 4.00% , 10/01/26 ......... 100 101,242
Series F , RB , 5.00% , 10/01/26 ......... 25 25,045
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 311,287
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 432,756
Series 2025C , RB , 5.00% , 03/15/27 ..... 250 257,933
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,747,873
Series B , RB , 5.00% , 10/01/27 ......... 510 514,255
Series A , RB , 5.00% , 10/01/27 ......... 510 533,100
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,000 1,052,897
Series 2016D , RB , 5.00% , 02/15/28 ..... 200 203,550
Series 2025A , RB , 5.00% , 03/15/28
(b)
.... 2,000 2,109,731
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,061,306
Series 2017A , RB , 5.00% , 07/01/28 ..... 2,655 2,752,490
Series 2018A , RB , 5.00% , 10/01/28 ..... 505 541,472
Series 2017A , RB , 5.00% , 02/15/29 ..... 920 947,943
Series 2025B , RB , 5.00% , 07/01/29 ..... 750 813,245
Series 2024A , RB , 5.00% , 10/01/29 ..... 1,000 1,090,744
Series 2018C , RB , 5.00% , 03/15/30 ..... 1,100 1,158,439

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 03/15/30 ..... USD 1,015 $ 1,117,876
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,323,475
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,075,896
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,025 2,081,997
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 750 779,264
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,751,764
Series 2025A , RB , 5.00% , 07/01/31 ..... 1,000 1,126,567
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,150 1,314,434
Series 2016A , RB , 5.00% , 03/15/32 ..... 3,000 3,053,178
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 479,258
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,522,216
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,100,399
Series 2018A , RB , 5.00% , 03/15/33 ..... 800 823,495
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 469,331
Series 2018A , RB , 5.00% , 07/01/33 ..... 650 687,372
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 870,119
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,732,308
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,036,133
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,066,224
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,900 1,930,091
Series 2025C , RB , 5.00% , 03/15/34 ..... 4,225 4,928,237
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,000 1,049,065
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,105,778
Series 2025A , RB , 5.00% , 10/01/34 ..... 500 590,539
Series 2024A , RB , 5.00% , 10/01/34 ..... 1,800 2,031,319
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,032,369
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,503,168
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,922,265
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 511,613
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,045,166
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,195,815
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,094,587
Series 2025C , RB , 5.00% , 03/15/36
(b)
.... 335 392,291
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 515,112
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,056,680
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,525,848
Series 2025C , RB , 5.00% , 03/15/38 ..... 2,500 2,873,798
Series 2025A , RB , 5.00% , 03/15/38 ..... 3,000 3,428,867
Series 2018C , RB , 5.00% , 03/15/38 ..... 500 519,940
Series 2015A , RB , 4.00% , 07/01/38 ..... 475 475,040
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,040,244
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 3,600 3,992,302
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 309,557
Series 2025C , RB , 5.00% , 03/15/39
(b)
.... 665 758,007
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 761,455
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 504,638
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,044,928
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 470,594
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,731,049
Series 2022A , RB , 5.00% , 03/15/41 ..... 205 219,683
Series 2025A , RB , 5.00% , 03/15/41
(b)
.... 1,500 1,658,319
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 356,167
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,547,401
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 4,002,757
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 496,516
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 251,838
Series 2020A , RB , 3.00% , 03/15/42 ..... 2,000 1,691,267
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 810,382
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,167,612
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,016,343
Series 2025A , RB , 5.00% , 03/15/43 ..... 335 363,948
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,215,746
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 106,342
Series 2024A , RB , 5.00% , 03/15/44 ..... 1,500 1,598,345
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 03/15/44
(b)
.... USD 375 $ 402,914
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,054,236
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 603,176
Series 2019A , RB , 4.00% , 07/01/45 ..... 4,145 3,899,489
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 931,491
Series 2024B , RB , 5.00% , 03/15/46 ..... 1,500 1,585,270
Series 2022 , RB , 4.00% , 07/01/46 ...... 730 674,336
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 929,497
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 250,434
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 979,278
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,851,099
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 466,217
Series 2021A , RB , 4.00% , 03/15/47 ..... 1,715 1,587,317
Series 2025C , RB , 5.25% , 03/15/47 ..... 1,500 1,609,358
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 271,272
Series A , RB , 5.00% , 10/01/47 ......... 1,800 2,038,415
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,844,153
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,592,437
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 519,294
Series 2018A , RB , 5.00% , 10/01/48 ..... 3,010 3,402,533
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,420,460
Series 2022A , RB , 4.00% , 03/15/49 ..... 1,820 1,674,704
Series 2024B , RB , 5.00% , 03/15/49 ..... 750 786,372
Series 2025A , RB , 5.00% , 03/15/49 ..... 1,000 1,043,834
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 455,706
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 508,704
Series 2020A , RB , 3.00% , 03/15/50 ..... 4,750 3,516,060
Series 2025A , RB , 5.25% , 03/15/50 ..... 1,500 1,607,552
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 1,874,306
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 510,018
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,569,025
Series 2025A , RB , 5.25% , 07/01/50 ..... 500 539,324
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 349,431
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,310,356
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,088,407
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,534,604
Series 2024B , RB , 4.00% , 03/15/54 ..... 1,000 926,226
Series 2025A , RB , 5.00% , 03/15/54 ..... 2,500 2,595,518
Series 2024A , RB , 5.50% , 07/01/54 ..... 4,305 4,663,588
New York State Environmental Facilities Corp.
Series 2019B , RB , 5.00% , 06/15/28 ..... 500 532,300
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 180,409
Series 2022B , RB , 5.00% , 09/15/29 ..... 500 547,709
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,000 1,114,098
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 142,167
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 342,260
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 578,126
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 580,294
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,755,779
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 572,718
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 206,685
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 385,318
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 561,174
Series 2019B , RB , 3.00% , 06/15/38 ..... 385 360,115
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,003,944
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 1,001,111
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,030,868
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 522,631
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,060,155
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 847,850
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,287,587
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,550,783
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,362,749
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,243,012
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 476,370

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023B , RB , 5.00% , 06/15/53 ..... USD 2,500 $ 2,632,807
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,665 3,670,908
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,774,502
Series 2016A , RB , 5.00% , 01/01/31 ..... 100 100,159
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,256,761
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,292,110
Series L , RB , 5.00% , 01/01/35 ......... 810 846,714
Series L , RB , 4.00% , 01/01/36 ......... 500 504,235
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 4,450 4,565,914
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,508,987
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,506,885
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 933,922
Series N , RB , 4.00% , 01/01/45 ......... 1,000 966,749
Series 2016A , RB , 5.00% , 01/01/46 ..... 500 500,076
Series 2025A , RB , 5.00% , 03/15/47 ..... 1,000 1,048,247
Series 2021A-1 , RB , 3.00% , 03/15/48 .... 1,000 762,405
Series N , RB , 3.00% , 01/01/49 ......... 500 377,327
Series 2022A , RB , 4.00% , 03/15/49 ..... 2,000 1,862,521
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,280,031
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 522,623
Series 2016A , RB , 5.00% , 01/01/51 ..... 600 600,025
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,794,191
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 2,775 2,545,088
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 513,737
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,765 2,765,701
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,723,148
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,860,408
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 898,019
Series 2025B , RB , 5.00% , 03/15/59 ..... 1,500 1,553,756
Onondaga Civic Development Corp.
Series 2025 , RB , 5.00% , 12/01/37 ...... 575 664,412
Series 2025 , RB , 5.50% , 12/01/56 ...... 3,000 3,295,147
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,061,455
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 528,707
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 521,548
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 908,919
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 448,901
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 816,176
Port Authority of New York & New Jersey
Series 248 , RB , 5.00% , 01/15/27 ....... 500 513,379
Series 248 , RB , 5.00% , 01/15/28 ....... 1,000 1,052,845
Series 85 , RB , 5.38% , 03/01/28 ........ 195 202,883
Series 230 , RB , 4.00% , 12/01/28 ....... 250 261,018
Series 222 , RB , 5.00% , 07/15/29 ....... 520 565,622
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,607,784
Series 212 , RB , 5.00% , 09/01/32 ....... 1,050 1,138,377
Series 250 , RB , 5.00% , 10/15/32
(b)
...... 2,000 2,313,098
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,635,797
Series 222 , RB , 5.00% , 07/15/33 ....... 585 644,049
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,081,691
Series 20TH , RB , 5.00% , 11/15/33 ...... 1,020 1,064,771
Series 209 , RB , 5.00% , 07/15/35 ....... 500 527,822
Series 243 , RB , 5.00% , 12/01/36 ....... 2,000 2,283,552
Series 243 , RB , 5.00% , 12/01/38 ....... 3,700 4,161,316
Series 217 , RB , 4.00% , 11/01/39 ....... 3,220 3,263,160
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,454,683
Series 248 , RB , 5.00% , 01/15/40 ....... 1,000 1,126,238
Series 183 , RB , 4.00% , 12/15/40 ....... 400 397,507
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 2,064,672
Series 250 , RB , 5.00% , 10/15/41 ....... 1,000 1,123,429
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,096,288
Series 211 , RB , 4.00% , 09/01/43 ....... 750 731,487
Security
Par (000)
Par (000) Value
New York (continued)
Series 183 , RB , 4.00% , 06/15/44 ....... USD 250 $ 235,769
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 958,313
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,007,503
Series 245 , RB , 5.00% , 09/01/49 ....... 2,000 2,123,160
Series 217 , RB , 4.00% , 11/01/49 ....... 555 512,844
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,382,683
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,201,028
Series 200 , RB , 5.00% , 04/15/57 ....... 500 505,978
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,343,956
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,375,321
Schenectady County Capital Resource Corp.,
Series 2022, RB, 5.00%, 07/01/32 ...... 1,450 1,639,977
State of New York
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 517,223
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 555,519
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 567,430
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,154,596
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 585,626
Series 2023B , GO , 5.00% , 03/15/34 ..... 1,250 1,459,822
Series 2025A , GO , 5.00% , 03/15/34 ..... 2,000 2,371,177
Series 2021A , GO , 3.00% , 03/15/35 ..... 1,050 1,039,417
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 581,372
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 577,468
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 569,028
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 848,062
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 553,399
Series 2025A , GO , 5.00% , 03/15/42 ..... 2,000 2,242,539
Suffolk County Water Authority
Series 2013 , RB , 3.00% , 06/01/28 ...... 1,305 1,305,219
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,917,098
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 500,170
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,510,093
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 505,160
Series 2020B , RB , 3.00% , 06/01/45 ..... 1,000 816,089
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 516,421
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 134,127
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 512,927
Town of Brookhaven, Series 2015, GO,
5.00%, 05/01/27 ................. 600 601,102
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... 650 658,198
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,066,767
Series 2025A , GO , 5.00% , 06/01/35
(b)
.... 1,500 1,734,266
Series 2025A , GO , 4.00% , 06/01/40 ..... 1,000 1,039,203
Town of Oyster Bay
Series 2021 , GO , 4.00% , 03/01/26 ...... 1,355 1,360,361
Series 2021A , GO , 2.00% , 03/01/33 ..... 2,000 1,787,655
Triborough Bridge & Tunnel Authority
Series 2021A-2 , RB ,
VRDN,   2.00% , 05/15/26
(a)
......... 190 189,326
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 765 796,783
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 187,478
Series 2025A , RB , 5.00% , 02/01/28 ..... 5,000 5,261,845
Series 2021A-2 , RB ,
VRDN,   2.00% , 05/15/28
(a)
......... 835 802,377
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,000 1,061,279
Series B , RB , 5.00% , 11/15/28 ......... 235 252,000
Series 2016A , RB , 5.00% , 11/15/29 ..... 2,275 2,294,053
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,095,926
Series 2013A , RB , 0.00% , 11/15/30
(c)
.... 140 120,548
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,121,549
Series B , RB , 5.00% , 11/15/30 ......... 1,000 1,033,849
Series 2025A , RB , 5.00% , 12/01/30 ..... 250 280,007

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024B-2 , RB , 5.00% , 05/15/31 .... USD 1,000 $ 1,120,622
Series 2013A , RB , 0.00% , 11/15/31
(c)
.... 350 291,368
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 674,582
Series B , RB , 5.00% , 11/15/31 ......... 1,000 1,033,832
Series 2025A-2 , RB , 5.00% , 11/15/31
(b)
... 2,750 3,133,854
Series 2012B , RB , 0.00% , 11/15/32
(c)
.... 1,500 1,211,200
Series 2013A , RB , 0.00% , 11/15/32
(c)
.... 200 160,391
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,155,147
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,776,604
Series B , RB , 5.00% , 11/15/35 ......... 325 334,768
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,500,032
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,730,117
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,137,052
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,357,548
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,122,158
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/38 ................ 1,500 1,705,578
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,103,670
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 513,433
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 689,446
Series 2025A-1 , RB , 5.00% , 11/15/43 .... 1,000 1,091,102
Series 2025A , RB , 5.00% , 12/01/44 ..... 500 540,336
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,378,017
Series 2025A , RB , 5.00% , 12/01/46 ..... 250 265,850
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,578,676
Series 2025A , RB , 5.00% , 12/01/50 ..... 1,500 1,562,838
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 912,746
Series 2022A , RB , 5.00% , 05/15/52 ..... 250 280,398
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,123,419
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 3,280 3,473,592
Series 2020A , RB , 4.00% , 11/15/54 ..... 1,245 1,150,185
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 705,573
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 512,169
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 2,895,159
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 1,500 1,572,818
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,069,131
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 530,071
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 528,375
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 126,688
Utility Debt Securitization Authority
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,012,865
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 12/15/28 ..... USD 730 $ 739,392
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 197,064
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,099,521
Series 2015 , RB , 5.00% , 12/15/32 ...... 2,025 2,026,780
Series 2015 , RB , 5.00% , 12/15/33 ...... 400 400,352
Series 2015 , RB , 5.00% , 12/15/34 ...... 3,000 3,002,636
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,154,258
Series 2016B , RB , 4.00% , 12/15/35 ..... 1,455 1,463,680
Series 2016A , RB , 5.00% , 12/15/35 ..... 1,195 1,206,011
Series 2015 , RB , 5.00% , 12/15/35 ...... 600 600,527
Series 2015 , RB , 5.00% , 12/15/36 ...... 150 150,132
Series 2015 , RB , 5.00% , 12/15/37 ...... 750 750,659
Series 2017 , RB , 5.00% , 12/15/39 ...... 1,200 1,246,847
Series 2022TE-1 , RB , 5.00% , 12/15/39 ... 1,900 2,115,151
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 5,890,054
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,078,511
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,054,455
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,052,718
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,096,565
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,162,882
1,012,844,962
Total Long-Term Investments — 99 .5%
(Cost: $ 1,022,040,950 ) ............................ 1,012,844,962
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.61%
(d) (e)
......... 4,082,296 4,082,702
Total Short-Term Securities — 0 .4%
(Cost: $ 4,082,702 ) ............................... 4,082,702
Total Investments — 99 .9%
(Cost: $ 1,026,123,652 ) ............................ 1,016,927,664
Other Assets Less Liabilities — 0.1% .................... 1,271,506
Net Assets — 100.0% ...............................
$ 1,018,199,170
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 12,979 $ 4,069,725
(a)
$ — $ (2) $ — $ 4,082,702 4,082,296 $ 13,462 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
New York Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,012,844,962 $ — $ 1,012,844,962
Short-Term Securities
Money Market Funds ...................................... 4,082,702 — — 4,082,702
$ 4,082,702 $ 1,012,844,962 $ — $ 1,016,927,664
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
VRDN Variable Rate Demand Notes